Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation, tax expense (recovery)	$ (7)	$ 7
Hybrid Notes as a hedge of the foreign currency exposure	1,200	1,100
Unrealized gains (losses) on net investment hedges	0	(6)
Net derivative gain, tax	0	(1)
Net change in unrecognized pension and post-retirement benefit obligation	1	1
Other comprehensive loss, Tax	(6)	$ 1
Net investment in United States dollar denominated operations
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200